CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	€ 277,174	€ 243,757
Trade receivables	71,246	63,412
Contract assets	60,869	50,482
Other assets and prepayments	33,252	42,913
Income tax receivables	6,527	1,631
Total current assets	449,068	402,195
Non-current assets
Property and equipment	72,762	37,887
Intangible assets and goodwill	1,697,331	843,632
Equity-accounted investee		33,888
Other financial assets and other non-current assets	11,806	44,445
Deferred tax assets	16,383	27,014
Total non-current assets	1,798,282	986,866
Total assets	2,247,350	1,389,061
Current liabilities
Loans and borrowings	9,586	7,361
Trade payables	259,667	204,994
Other liabilities	55,724	65,268
Contract liabilities	26,595	23,172
Income tax liabilities	4,542	8,693
Total current liabilities	356,114	309,488
Non-current liabilities
Loans and borrowings	40,559	15,484
Trade payables	908,499	264,665
Contract liabilities	39,526	5,252
Other non-current liabilities	8,500	10,695
Deferred tax liabilities	21,315	26,048
Total non-current liabilities	1,018,399	322,144
Total liabilities	1,374,513	631,632
Ordinary shares	27,421	27,323
Treasury shares	(2,322)	(2,705)
Additional paid-in capital	653,840	590,191
Retained earnings	173,629	117,155
Other reserves	15,226	19,624
Equity attributable to owners of the Company	867,794	751,588
Non-controlling interest	5,043	5,841
Total equity	872,837	757,429
Total liabilities and equity	€ 2,247,350	€ 1,389,061